Sponsorship Revenue and Associated Commitments (Tables)	9 Months Ended
Sep. 30, 2020
Sponsorship Revenue And Associated Commitments Disclosure [Abstract]
Schedule of future cash to be received and required activation spend under the non-cancellable period of the agreement
	Unrestricted	Activation	Total
Remainder of 2020 (three months)	$1,906,250	$-	$1,906,250
2021	3,968,750	750,000	4,718,750
Total	$5,875,000	$750,000	$6,625,000

Schedule of future cash to be received and required activation spend under the agreement
	Unrestricted	Activation	Total
Remainder of 2020 (three months)	$35,000	$37,579	$72,579
2021	175,000	75,000	250,000
2022	175,000	75,000	250,000
2023	175,000	75,000	250,000
2024	200,000	75,000	275,000
Thereafter	375,000	175,000	550,000

Total	$1,135,000	$512,579	$1,647,579

	Unrestricted	Activation	Total
Remainder of 2020 (three months)	$-	$-	$-
2021	1,300,000	187,193	1,487,193
2022	1,396,000	200,000	1,596,000
2023	1,423,220	200,000	1,623,220
2024	1,257,265	166,000	1,423,265
2025	1,257,265	166,000	1,423,265
Thereafter	5,029,057	664,000	5,693,057

Total	$11,662,807	$1,583,193	$13,246,000

Scheduled future cash to be received under the agreement
Remainder of 2020 (three months)	$50,000
2021	150,000
2022	150,000
2023	150,000
2024	150,000
Thereafter	300,000

Total	$950,000